INCOME TAXES, Income Tax Expense (Benefits) by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%	12.50%	12.50%	[1]
Undistributed earnings of foreign subsidiary	$ 19,300
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	480	$ 260	$ (536)	[1]
Deferred tax expense (benefit)	4,919	8,431	3,670	[1]
Total income tax expense	$ 5,399	8,691	3,134	[1]
Federal and state income tax benefit			1,100
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%
Corporation tax rate on non-trading income	25.00%
Australia [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	30.00%
Withholding tax rate	15.00%
France [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	33.33%
Ireland [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ 33	0	400	[1]
Deferred tax expense (benefit)	4,558	8,208	1,082	[1]
Luxembourg [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	252	210	175	[1]
United States [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	0	2	(1,131)	[1]
Australia [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	138	0	0	[1]
Deferred tax expense (benefit)	334	241	2,601	[1]
Other [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	57	48	20	[1]
Deferred tax expense (benefit)	$ 27	$ (18)	$ (13)	[1]

[1]	As restated